Financial Instruments - Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities (Detail) - CLP ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Current Assets	$ 1,014,802	$ 210,077
Non Current assets	20,382	0
Non-hedging derivative instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Current Assets	1,014,802	210,077
Current Liabilities	4,948,441	1,509,177
Non Current assets	$ 20,382
Non Current Liabilities		$ 682,670